united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Timothy Burdick, Ultimus Fund Solutions

4221 North 203rd St. Suite 100 Elkhorn, Nebraska 68022-3474

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 10/31

Date of reporting period: 10/31/23

ITEM 1. REPORTS TO SHAREHOLDERS.

Holbrook Income Fund

Holbrook Structured Income Fund

Class I Shares (HOBIX, HOSIX)

Investor Class Shares (HOBEX, HOSTX)

Class A Shares (HOBAX, HOSAX)

Semi-Annual Report

October 31, 2023

Advised by:

Holbrook Holdings, Inc.

1032 Windy Elm Drive

Smyrna, GA 30082

www.holbrookholdings.com

1-877-345-8646

Distributed by Northern Lights Distributors, LLC

Member FINRA

Holbrook Income Fund
Portfolio Review (Unaudited)
October 31, 2023

The Fund’s performance figures* for each period ended October 31, 2023, compared to its benchmark:

			Annualized	Annualized	Annualized
	6 Month	1 Year	5 Year Return	Since Inception (a)	Since Inception (b)
Class I	3.89%	6.35%	4.41%	4.38%	N/A
Investor Class	3.63%	5.78%	3.91%	3.87%	N/A
Class A	3.76%	6.15%	N/A	N/A	1.22%
Class A with load	2.49%	4.87%	N/A	N/A	0.64%
Bank of America/Merrill Lynch 1-3 Year U.S. Corporate/Government Bond Index (c)	0.42%	3.34%	1.27%	1.01%	(0.94)%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Per the fee table in the prospectus dated August 31, 2023 the Fund’s total annual operating expenses are 1.13% for Class I, 1.63% for Investor Class and 1.38% for Class A shares. The Fund’s advisor has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least September 1, 2024 to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses (such as litigation) will not exceed 1.30%, 1.80% and 1.55% of average daily net assets attributable to Class I shares, Investor Class shares and Class A shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the advisor. These fee waivers and/or expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recapture can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. For performance information current to the most recent month-end, please call toll-free 1-877-345-8646 or visit www.holbrookholdings.com.

(a)	Inception date is July 6, 2016 for Class I and Investor Class.

(b)	Inception date is July 23, 2021 for Class A.

(c)	Bank of America/Merrill Lynch 1-3 Year U.S. Corporate/Government Bond Index : The index is a subset of the Bank of America Merrill Lynch U.S. Government/Corporate Index and tracks the performance of investment-grade debt securities with a remaining term to final maturity of less than 3 years. Investors cannot invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Top 10 Holdings by Industry	% of Net Assets
CLO	30.0%
Asset Management	27.2%
Specialty Finance	9.6%
Non Agency CMBS	8.5%
Oil & Gas Producers	3.1%
Fixed Income	2.6%
Collateralized Mortgage Obligations	2.3%
Commercial Support Services	2.3%
U.S. Treasury Inflation Protected	2.3%
Entertainment Content	1.7%
Other Assets Less Liabilities	10.4%
100.0%

Please refer to the Schedule of Investments in this report for a detailed analysis of the Fund’s holdings.

Holbrook Structured Income Fund
Portfolio Review (Unaudited)
October 31, 2023

The Fund’s performance figures* for each period ended October 31, 2023, compared to its benchmark:

	6 Month	1 Year	Since Inception (a)
Class I	5.97%	10.06%	8.53%
Investor Class	5.66%	9.43%	8.00%
Class A	5.82%	9.63%	8.18%
Class A with load	3.47%	7.14%	6.55%
Bloomberg U.S. Aggregate Bond Index (b)	(6.13)%	0.36%	(4.03)%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Per the fee table in the prospectus dated August 31, 2023 the Fund’s total annual operating expenses are 2.36% for Class I, 2.86% for Investor Class and 2.61% for Class A shares. The Fund’s advisor has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least September 1, 2024 to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses (such as litigation) will not exceed 1.50%, 2.00% and 1.75% of average daily net assets attributable to Class I shares, Investor Class shares and Class A shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the advisor. These fee waivers and/or expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recapture can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. For performance information current to the most recent month-end, please call toll-free 1-877-345-8646 or visit www.holbrookholdings.com.

(a)	Inception date is May 2, 2022 for Class A, Class I and Investor Class.

(b)	The Bloomberg US Aggregate Bond Index : The index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset backed securities). Investors cannot invest directly in an index or benchmark.

Top Holdings by Industry	% of Net Assets
CLO	60.6%
Non Agency CMBS	33.6%
Specialty Finance	2.4%
Collateralized Mortgage Obligations	1.3%
Other Assets Less Liabilities	2.1%
100.0%

Please refer to the Schedule of Investments in this report for a detailed analysis of the Fund’s holdings.

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023

Shares		Fair Value
	OPEN END FUNDS — 2.6%
	FIXED INCOME - 2.6%
3,745,872	Holbrook Structured Income Fund, Class I(h)	$36,522,255

	TOTAL OPEN END FUNDS (Cost $37,183,614)	36,522,255

		Coupon Rate
Shares		(%)	Maturity
	PREFERRED STOCKS — 4.1%

	ASSET MANAGEMENT — 0.3%
188,008	Gladstone Investment Corporation	5.0000	05/01/26	4,444,509

	INDUSTRIAL INTERMEDIATE PROD — 1.5%
926,181	Steel Partners Holdings, L.P.	6.0000	02/27/26	21,413,304

	REAL ESTATE INVESTMENT TRUSTS — 0.2%
124,000	Vinebrook Homes Trust, Inc. 144A(a)	6.5000	10/07/27	2,728,000

	REAL ESTATE SERVICES — 1.2%
200,000	Greystone SDOF Preferred Equity, LLC 144A(a)	6.7500	12/23/25	4,500,000
3,950	UIRC-GSA International, LLC 144A(a)	6.5000	Perpetual	3,594,500
9,180	UIRC-GSA International, LLC 144A(a)	6.0000	Perpetual	8,537,400
				16,631,900
	SPECIALTY FINANCE — 0.9%
491,038	PennyMac Mortgage Investment Trust	8.5000	9/30/28	11,922,403

	TOTAL PREFERRED STOCKS (Cost $59,129,870)			57,140,116

Principal
Amount ($)		Spread
	ASSET BACKED SECURITIES — 41.6%
	AUTO LOAN — 0.1%
1,250,000	Luxury Lease Partners Auto Lease Trust Series 2021-ARC2 B(a)		7.0000	07/15/27	1,208,375

	CLO — 30.0%
5,500,000	Allegro CLO II-S Ltd. Series 2014-1RA C(a),(b)	TSFR3M + 3.262%	8.6740	10/21/28	5,462,732

See accompanying notes which are an integral part of these financial statements.

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 41.6% (Continued)
	CLO — 30.0% (Continued)
250,000	Allegro CLO IV Ltd. Series 2016-1A CR2(a),(b)	TSFR3M + 2.262%	7.6550	01/15/30	$249,375
3,245,000	AMMC CLO XIII Ltd. Series 2013-13A B1LR(a),(b)	TSFR3M + 3.862%	9.2600	07/24/29	3,246,843
5,000,000	Ares XL CLO Ltd. Series 2016-40A CRR(a),(b)	TSFR3M + 3.062%	8.4550	01/15/29	4,907,505
3,650,000	Ares XLII Clo Ltd. Series 2017-42A D(a),(b)	TSFR3M + 3.712%	9.1240	01/22/28	3,622,975
750,000	Atlas Senior Loan Fund III Ltd. Series 2013-1A CR(a),(b)	TSFR3M + 2.012%	7.3880	11/17/27	750,000
10,503,632	Atlas Senior Loan Fund III Ltd. Series 2013-1A DR(a),(b)	TSFR3M + 2.862%	8.2380	11/17/27	10,490,439
345,000	Atrium XII Series 12A Class CR(a),(b),(c)	TSFR3M + 1.650%	2.7860	04/22/27	345,000
295,000	Barings CLO Ltd. Series 2017-1A B1(a),(b)	TSFR3M + 1.962%	7.3570	07/18/29	293,525
770,000	Barings CLO Ltd. Series 2018-3A C(a),(b)	TSFR3M + 2.162%	7.5770	07/20/29	767,151
1,270,000	Barings CLO Ltd. Series 2018-3A(a),(b)	TSFR3M + 3.162%	8.5770	07/20/29	1,252,985
3,875,000	Benefit Street Partners CLO III Ltd. Series 2013-IIIA CR(a),(b)	TSFR3M + 4.162%	9.5770	07/20/29	3,877,817
3,329,000	Black Diamond Clo Ltd. Series 2017-1A C(a),(b)	TSFR3M + 4.212%	9.6100	04/24/29	3,333,035
3,000,000	Brightwood Capital MM CLO Ltd. Series 2021-2A C1(a),(b)	TSFR3M + 3.162%	8.5550	11/15/30	2,945,778
1,000,000	Brightwood Capital MM CLO Ltd. Series 2021-2A D(a),(b)	TSFR3M + 4.262%	9.6550	11/15/30	959,520
4,250,000	Carlyle US CLO Ltd. Series 2016-4A CR(a),(b)	TSFR3M + 3.062%	8.4770	10/20/27	4,193,522
6,039,000	CIFC Funding Ltd. Series 2017-1A D(a),(b)	TSFR3M + 3.762%	9.1740	04/23/29	6,008,932
2,006,900	Denali Capital CLO XI Ltd. Series 2015-1A CR(a),(b)	TSFR3M + 3.412%	8.8270	10/20/28	2,006,828
5,880,000	Elevation CLO Ltd. Series 2017-6A D(a),(b)	TSFR3M + 3.912%	9.3050	07/15/29	5,858,056
2,205,000	Elevation CLO Ltd. Series 2014-2A CR(a),(b)	TSFR3M + 2.462%	7.8550	10/15/29	2,204,921
4,500,000	Elevation CLO Ltd. Series 2014-2A DR(a),(b)	TSFR3M + 3.462%	8.8550	10/15/29	4,498,475
7,750,000	Galaxy XXIII CLO Ltd. Series 2017-23A DR(a),(b)	TSFR3M + 3.662%	9.0600	04/24/29	7,747,218
1,335,000	Gallatin CLO IX Ltd. Series 2018-1A D1(a),(b)	TSFR3M + 3.362%	8.7740	01/21/28	1,333,792
13,420,000	GoldenTree Loan Opportunities IX Ltd. Series 2014-9A CR2(a),(b)	TSFR3M + 2.362%	7.7520	10/29/29	13,434,091
8,690,000	GoldenTree Loan Opportunities IX Ltd. Series 2014-9A DR2(a),(b)	TSFR3M + 3.262%	8.6520	10/29/29	8,658,003
1,000,000	GoldenTree Loan Opportunities IX Ltd. Series 2014-9A ER2(a),(b)	TSFR3M + 5.922%	11.3120	10/29/29	999,088
6,000,000	Greywolf CLO II Ltd. Series 2013-1A DRR(a),(b)	TSFR3M + 7.310%	12.7040	04/15/34	5,606,322
500,000	Halcyon Loan Advisors Funding Ltd. Series 2017-2(a),(b)	TSFR3M + 2.362%	7.7640	01/17/30	498,754
420,000	Highbridge Loan Management Series 3A-2014 A2R(a),(b)	TSFR3M + 1.962%	7.3570	07/18/29	417,900
3,105,000	JMP Credit Advisors Clo IV Ltd. Series 2017-1A(a),(b)	TSFR3M + 2.912%	8.3140	07/17/29	3,105,202
9,000,000	JMP Credit Advisors CLO V Ltd. Series 2018-1A D(a),(b)	TSFR3M + 3.612%	9.0140	07/17/30	8,953,371
8,000,000	KKR CLO 13 Ltd. Series 13 DR(a),(b)	TSFR3M + 2.462%	7.8550	01/16/28	8,019,416
3,600,000	KKR CLO Ltd. Series 13 ER(a),(b)	TSFR3M + 5.212%	10.6050	01/16/28	3,607,002
1,775,000	KKR CLO Ltd. Series 10 DR(a),(b)	TSFR3M + 3.612%	9.0210	09/15/29	1,775,073
3,000,000	KKR Financial CLO Ltd. Series 2013-1A BR(a),(b)	TSFR3M + 2.662%	8.0550	04/15/29	2,998,140

See accompanying notes which are an integral part of these financial statements.

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 41.6% (Continued)
	CLO — 30.0% (Continued)
3,000,000	KKR Static CLO 2 LTD Series 2022-2A C(a),(b)	TSFR3M + 4.250%	9.6660	10/20/31	$3,032,145
1,106,822	LCM XX, L.P. Series 20A DR(a),(b)	TSFR3M + 3.062%	8.4770	10/20/27	1,106,156
2,979,000	Longfellow Place CLO Ltd. Series 2013-1A DRR(a),(b)	TSFR3M + 4.762%	10.1550	04/15/29	2,988,309
13,425,000	Madison Park Funding XIII Ltd. Series 2014-13A DR2(a),(b)	TSFR3M + 3.112%	8.5080	04/19/30	13,185,767
1,100,000	Madison Park Funding XIX Ltd.(a),(b)	TSFR3M + 1.850%	2.9860	01/22/28	1,098,680
7,745,000	Madison Park Funding XIX Ltd. Series 2015-19A CR(a),(b)	TSFR3M + 2.412%	7.8240	01/22/28	7,612,305
1,000,000	Madison Park Funding XIX Ltd. Series 2015-19A DR(a),(b)	TSFR3M + 4.612%	10.0240	01/22/28	984,066
10,407,500	Madison Park Funding XLI Ltd. Series 12A DR(a),(b)	TSFR3M + 3.062%	8.4740	04/22/27	10,407,500
1,900,000	Magnetite VII Ltd. Series 2012-7A DR2(a),(b)	TSFR3M + 4.762%	10.1550	01/15/28	1,876,003
2,945,000	Magnetite XVIII Ltd. Series 2016-18A DR(a),(b)	TSFR3M + 2.962%	8.3260	11/15/28	2,910,193
5,750,000	Marathon CLO IX Ltd. Series 2017-9A B(a),(b)	TSFR3M + 2.662%	8.0550	04/15/29	5,733,250
479,696	Marathon CLO VII Ltd. Series 2014-7A C(a),(b)	TSFR3M + 4.062%	9.4520	10/28/25	479,605
1,000,000	Marathon CLO X Ltd. Series 2017-10A B(a),(b)	TSFR3M + 2.862%	8.2260	11/15/29	987,698
1,350,000	Midocean Credit CLO V Series 2016-5A ER(a),(b)	TSFR3M + 5.862%	11.2580	07/19/28	1,341,228
3,930,000	Mountain View CLO, LLC Series 2017-1A CR(a),(b)	TSFR3M + 2.612%	8.0050	10/16/29	3,922,183
320,000	Mountain View CLO, LLC Series 2017-1A D(a),(b)	TSFR3M + 3.862%	9.2550	10/16/29	319,883
3,650,000	OCP CLO Ltd. Series 2013-4A CRR(a),(b)	TSFR3M + 3.262%	8.6600	04/24/29	3,638,273
250,000	OCP CLO Ltd. Series 2016-11A BR(a),(b)	TSFR3M + 2.712%	8.0910	10/26/30	248,750
1,000,000	OFSI BSL VIII Ltd. Series 2017-1A CR(a),(b)	TSFR3M + 2.262%	7.6550	08/16/29	1,002,500
5,000,000	OFSI BSL VIII Ltd. Series 2017-1A DR(a),(b)	TSFR3M + 4.062%	9.4550	08/16/29	4,982,975
10,750,000	OZLM Funding IV Ltd. Series 2013-4A BR(a),(b)	TSFR3M + 2.462%	7.8740	10/22/30	10,743,690
10,605,000	OZLM Funding IV Ltd. Series 2013-4A CR(a),(b)	TSFR3M + 3.612%	9.0240	10/22/30	10,528,877
750,000	OZLM VII Ltd. Series 2014-7RA BR(a),(b)	TSFR3M + 2.462%	7.8640	07/17/29	749,119
9,438,000	OZLM VII Ltd. Series 2014-7RA CR(a),(b)	TSFR3M + 3.262%	8.6640	07/17/29	9,460,189
1,773,000	OZLM VIII Ltd. Series 2014-8A DRR(a),(b)	TSFR3M + 6.342%	11.7440	10/17/29	1,617,983
2,100,000	OZLM XVII Ltd. Series 2017-17A B(a),(b)	TSFR3M + 2.662%	8.0770	07/20/30	2,100,672
7,035,000	Palmer Square Loan Funding Ltd. Series 2021-1A C(a),(b)	TSFR3M + 3.162%	8.5770	04/20/29	6,993,515
460,000	Palmer Square Loan Funding Ltd. Series 2021-2A C(a),(b)	TSFR3M + 2.662%	8.0410	05/20/29	453,382
400,000	Palmer Square Loan Funding Ltd. Series 2021-3A B(a),(b)	TSFR3M + 2.012%	7.4270	07/20/29	396,000
1,000,000	Palmer Square Loan Funding Ltd. Series 2021-4A D(a),(b)	TSFR3M + 5.262%	10.6550	10/15/29	981,666
1,270,000	Palmer Square Loan Funding Ltd. Series 2022-3A C(a),(b)	TSFR3M + 5.400%	10.7940	04/15/31	1,273,378
1,850,000	Palmer Square Loan Funding Ltd. Series 2022-3A D(a),(b)	TSFR3M + 8.280%	13.6740	04/15/31	1,850,914
7,000,000	Palmer Square Loan Funding Ltd. Series 2023-1A C(a),(b)	TSFR3M + 4.750%	10.0050	07/20/31	7,047,870
4,267,151	Parallel Ltd. Series 2015-1A DR(a),(b)	TSFR3M + 2.812%	8.2270	07/20/27	4,268,823

See accompanying notes which are an integral part of these financial statements.

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 41.6% (Continued)
	CLO — 30.0% (Continued)
1,825,000	PennantPark CLO II Ltd. Series 2020-2A D(a),(b)	TSFR3M + 6.762%	12.1550	01/15/32	$1,761,667
2,250,000	PennantPark CLO Ltd. Series 2021-3A D(a),(b)	TSFR3M + 4.362%	9.7740	10/22/32	2,089,397
7,003,765	Ready Capital Mortgage Financing, LLC Series 2023-FL11 A(a),(b)	TSFR1M + 2.374%	7.6980	10/25/39	7,020,280
5,000,000	Saranac Clo VII Ltd. Series 2014-2A CR(a),(b)	TSFR3M + 2.512%	7.8910	11/20/29	4,938,645
4,000,000	Saratoga Investment Corporation CLO Ltd. Series 2013-1A ER3(a),(b)	TSFR3M + 7.762%	13.0880	04/20/33	3,537,704
3,375,326	Shelter Growth CRE Issuer Ltd. Series 2022-FL4 A(a),(b)	TSFR1M + 2.296%	7.6300	06/17/37	3,383,417
1,000,000	Signal Peak CLO 2, LLC Series 2015-1A CR2(a),(b)	TSFR3M + 2.162%	7.5770	04/20/29	1,000,000
750,000	Silver Creek CLO Ltd. Series 2014-1A CR(a),(b)	TSFR3M + 2.562%	7.9770	07/20/30	748,970
1,375,000	Silver Creek CLO Ltd. Series 2014-1A DR(a),(b)	TSFR3M + 3.612%	9.0270	07/20/30	1,367,821
1,000,000	Silver Creek CLO Ltd. Series 2014-1A E2R(a),(b)	TSFR3M + 6.662%	12.0770	07/20/30	998,588
2,250,000	Sound Point Clo XII Ltd. Series 2016-2A DR(a),(b)	TSFR3M + 4.112%	9.5270	10/20/28	2,256,386
12,500,000	Sound Point Clo XIV Ltd. Series 2016-3A DR(a),(b)	TSFR3M + 3.912%	9.3240	01/23/29	12,511,800
3,656,000	Sound Point Clo XV Ltd. Series 2017-1A CR(a),(b)	TSFR3M + 2.312%	7.7240	01/23/29	3,663,067
16,824,500	Sound Point Clo XV Ltd. Series 2017-1A D(a),(b)	TSFR3M + 3.862%	9.2740	01/23/29	16,852,058
1,250,000	Stratus CLO Ltd. Series 2021-2A E(a),(b)	TSFR3M + 6.012%	11.4270	12/28/29	1,253,273
20,050,000	Symphony CLO XVII Ltd. Series 2016-17A DR(a),(b)	TSFR3M + 2.912%	8.3050	04/15/28	20,049,377
2,600,000	Symphony CLO XVII Ltd. Series 2016-17A ER(a),(b)	TSFR3M + 5.812%	11.2050	04/15/28	2,596,399
2,780,489	Telos Clo Ltd. Series 2013-3A CR(a),(b)	TSFR3M + 2.862%	8.2640	07/17/26	2,785,822
15,165,000	Telos Clo Ltd. Series 2013-3A DR(a),(b)	TSFR3M + 4.012%	9.4140	07/17/26	15,170,443
7,030,198	Telos CLO Ltd. Series 2014-6A DR(a),(b)	TSFR3M + 3.962%	9.3640	01/17/27	7,040,912
8,415,000	Telos CLO Ltd. Series 2014-5A CR(a),(b)	TSFR3M + 2.412%	7.8140	04/17/28	8,415,606
992,000	Telos CLO Ltd. Series 2014-5A DR(a),(b)	TSFR3M + 3.562%	8.9640	04/17/28	980,559
2,000,000	Tiaa Clo III Ltd. Series 2017-2A B(a),(b)	TSFR3M + 1.762%	7.1550	01/16/31	1,964,926
360,000	VENTURE XIII CLO Ltd. Series 2013-13A CR(a),(b)	TSFR3M + 2.562%	7.9730	09/10/29	359,100
360,000	Venture XVIII CLO Ltd. Series 2014-18A BR(a),(b)	TSFR3M + 1.912%	7.3050	10/15/29	359,100
8,055,000	Venture Xxv Clo Ltd. Series 2016-25A D2(a),(b)	TSFR3M + 4.472%	9.8870	04/20/29	8,080,164
2,712,643	Vibrant Clo VI Ltd. Series 2017-6A D(a),(b)	TSFR3M + 4.162%	9.5590	06/20/29	2,715,345
2,740,000	Voya CLO Ltd. Series 2015-1A CR(a),(b)	TSFR3M + 2.612%	8.0070	01/18/29	2,686,655
3,000,000	Wellfleet CLO Ltd. Series 2016-1A CR(a),(b)	TSFR3M + 2.262%	7.6770	04/20/28	3,000,336
3,610,000	Wellfleet CLO Ltd. Series 2016-1A DR(a),(b)	TSFR3M + 3.162%	8.5770	04/20/28	3,608,574
2,290,000	Wellfleet CLO Ltd. Series 2017-1A BR(a),(b)	TSFR3M + 2.262%	7.6770	04/20/29	2,285,695
5,110,533	WhiteHorse X Ltd. Series 2015-10A E(a),(b)	TSFR3M + 5.562%	10.9640	04/17/27	5,122,946
6,500,000	Zais CLO 5 Ltd. Series 2016-2A B(a),(b)	TSFR3M + 3.562%	8.9550	10/15/28	6,500,988
395,000	Zais CLO 5 Ltd. Series 2016-2A C(a),(b)	TSFR3M + 4.762%	10.1550	10/15/28	395,651
					418,254,004

See accompanying notes which are an integral part of these financial statements.

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 41.6% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 2.3%
5,600,000	AREIT, LLC Series 2022-CRE7 A(a),(b)	TSFR1M + 2.242%	7.5770	06/17/39	$5,591,006
4,137,301	Cascade Funding Mortgage Trust Series 2022-AB2 M3(a),(c)		2.0000	02/25/52	3,072,359
1,675,000	CFMT, LLC Series 2022-EBO2 M3(a),(c)		5.3280	07/25/54	1,648,441
1,000,000	CHNGE Mortgage Trust Series 2022-1 B2(a),(c)		4.5480	01/25/67	627,801
3,203,742	Farmer Mac Agricultural Real Estate Trust Series 2021-1 B(a),(c)		3.2410	01/25/51	2,150,479
2,706,006	Imperial Fund Mortgage Trust Series 2022-NQM7 A1(a),(d)		7.3690	11/25/67	2,713,400
2,000,000	Lakeview Trust Series 2022-3 M3(a)		5.4370	05/29/52	1,973,862
1,000,000	MFA Trust Series 2023-RTL1 A1(a),(d)		7.5750	08/25/27	985,784
1,968,753	PRKCM 2023-AFC3 Trust Series 2023-AFC3 A1(a)		6.5840	09/25/58	1,971,328
5,000,000	RMF Proprietary Issuance Trust Series 2022-2 M3(a),(c)		3.7500	06/25/62	2,736,548
12,500,000	RMF Proprietary Issuance Trust Series 2022-3 M3(a),(c)		4.0000	08/25/62	7,080,997
444,051	Verus Securitization Trust Series 2023-1 A1(a),(d)		5.8500	12/25/67	435,817
227,424	Verus Securitization Trust Series 2023-3 A2(a),(d)		6.4380	03/25/68	224,182
700,540	Verus Securitization Trust Series 2023-5 A1(a),(d)		6.4760	06/25/68	694,365
					31,906,369
	NON AGENCY CMBS — 8.5%
2,325,000	BB-UBS Trust Series 2012-TFT B(a),(c)		3.5590	06/05/30	1,799,234
2,107,000	Capital Funding Mortgage Trust Series 2021-19 B(a),(b)	TSFR1M + 15.210%	20.5200	04/27/24	2,098,667
11,284,554	Capital Funding Multifamily Mortgage Trust Series 2022-PM01 B(a),(b)	TSFR1M + 9.500%	14.8150	03/01/25	11,343,253
7,649,996	COMM Mortgage Trust Series 2013-LC6 D(a),(c)		4.0040	01/10/46	7,050,045
9,145,000	GS Mortgage Securities Corp Trust Series 2018-3PCK B(a),(b)	TSFR1M + 2.864%	8.1980	09/15/31	8,842,444
4,700,000	GS Mortgage Securities Corp Trust Series 2018-3PCK C(a),(b)	TSFR1M + 3.614%	8.9480	09/15/31	4,546,706
2,376,664	GS Mortgage Securities Corporation II Series 2018-SRP5 A(a),(b)	TSFR1M + 1.914%	7.2490	09/15/31	1,955,568
899,038	GS Mortgage Securities Corporation II Series 2018-SRP5 B(a),(b)	TSFR1M + 3.114%	8.4490	09/15/31	484,055
5,834,843	GS Mortgage Securities Corporation II Series 2018-SRP5 C(a),(b)	TSFR1M + 4.364%	9.6990	09/15/31	1,974,597
10,463,000	GS Mortgage Securities Trust Series 2010-C1 C(a),(c)		5.6350	08/10/43	10,143,664
4,000,000	Hudsons Bay Simon JV Trust Series 2015-HB10 A10(a)		4.1540	08/05/34	3,445,112
772,368	JP Morgan Chase Commercial Mortgage Securities Series 2012-C6 D(c)		4.9640	05/15/45	705,132
3,072,000	JPMBB Commercial Mortgage Securities Trust Series 2013-C12 D(c)		3.9580	07/15/45	2,468,154
4,503,000	JPMBB Commercial Mortgage Securities Trust Series 2014-C18 C(c)		4.7330	02/15/47	3,779,106
1,000,000	JPMBB Commercial Mortgage Securities Trust Series 2014-C25 B(c)		4.3470	11/15/47	937,059

See accompanying notes which are an integral part of these financial statements.

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 41.6% (Continued)
	NON AGENCY CMBS — 8.5% (Continued)
3,550,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 D(a),(c)		3.8420	05/15/46	$2,467,250
580,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15 D(a),(c)		4.8260	04/15/47	532,343
3,300,000	Morgan Stanley Capital I Trust Series 2013-ALTM D(a),(c)		3.7050	02/05/35	2,738,946
10,681,000	Morgan Stanley Capital I Trust Series 2019-BPR B(a),(b)	TSFR1M + 2.692%	8.0070	05/15/36	10,267,267
8,576,000	Morgan Stanley Capital I Trust Series 2019-BPR C(a),(b)	TSFR1M + 3.642%	8.9570	05/15/36	8,160,189
2,300,000	Morgan Stanley Capital I Trust Series 2016-PSQ D(a),(c)		3.8260	01/10/38	1,874,987
796,861	Morgan Stanley Capital I Trust Series 2012-C4 D(a),(c)		5.1640	03/15/45	715,491
4,405,000	MSCG Trust Series 2015-ALDR B(a),(c)		3.4620	06/07/35	3,832,382
3,225,553	UBS-Barclays Commercial Mortgage Trust Series 2013-C5 B(a),(c)		3.6490	03/10/46	2,813,668
753,715	WFRBS Commercial Mortgage Trust Series 2012-C9 D(a),(c)		4.7190	11/15/45	718,121
6,231,000	WFRBS Commercial Mortgage Trust Series 2012-C9 E(a),(c)		4.7190	11/15/45	5,584,117
3,110,000	WFRBS Commercial Mortgage Trust Series 2013-C14 C(c)		3.8360	06/15/46	1,749,375
1,460,979	WFRBS Commercial Mortgage Trust Series 2013-C16 D(a),(c)		4.6790	09/15/46	1,297,891
2,167,000	WFRBS Commercial Mortgage Trust Series 2014-C21 C(c)		4.2340	08/15/47	1,845,901
1,724,347	XCAL MORTGAGE TRUST Series 2019-1 A(a),(b)	TSFR1M + 3.864%	9.1790	11/15/23	1,718,592
2,302,809	XCALI Mortgage Trust Series 2020-5 A(a),(b)	TSFR1M + 3.370%	4.2500	10/15/23	2,302,809
1,933,099	XCALI Mortgage Trust Series 2020-2(a),(b)	US0001M + 2.000%	7.4290	02/15/24	1,920,504
5,000,000	X-Caliber Funding, LLC Series 2023-MF9 A(a),(b)	TSFR1M + 3.250%	8.5800	11/01/24	5,003,692
500,000	X-Caliber Funding, LLC Series 2021-7 B1(a),(b)	TSFR3M + 6.000%	11.4290	01/06/26	485,159
					117,601,480
	OTHER ABS — 0.7%
4,017,695	Coinstar Funding, LLC Series Series 2017-1A A2(a)		5.2160	04/25/47	3,322,291
2,000,000	FMC GMSR Issuer Trust Series 2022-GT1 A(a)		6.1900	04/25/27	1,854,854
2,175,080	HRR Funding, LLC Series 2021-1(a) (i)		9.0000	12/20/36	1,827,067
1,838,979	New Residential Mortgage, LLC Series 2020-FNT1 A(a)		5.4370	06/25/25	1,762,343
931,875	New Residential Mortgage, LLC Series 2020-FNT2 A(a)		5.4370	07/25/25	891,964
					9,658,519
	TOTAL ASSET BACKED SECURITIES (Cost $619,401,806)				578,628,747

See accompanying notes which are an integral part of these financial statements.

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 48.0%
	ASSET MANAGEMENT — 26.9%
25,081,000	Apollo Investment Corporation		5.2500	03/03/25	$24,076,225
1,149,610	B Riley Financial, Inc.		0.0000	03/31/26	25,693,784
84,730	B Riley Financial, Inc.		0.0000	09/30/26	1,831,863
5,000,000	Blue Owl Credit Income Corporation		5.5000	03/21/25	4,837,424
18,640,000	Capital Southwest Corporation		4.5000	01/31/26	17,428,400
24,220,000	Fidus Investment Corporation		4.7500	01/31/26	22,668,753
32,134,000	Gladstone Capital Corporation		5.1250	01/31/26	30,446,966
534,087	Great Elm Capital Corporation		0.0000	06/30/26	12,908,883
385,544	Great Elm Capital Corporation		0.0000	06/30/26	9,561,491
158,424	Great Elm Capital Corporation		8.7500	09/30/28	3,906,736
239,806	Horizon Technology Finance Corporation		0.0000	03/30/26	5,660,621
11,573,000	Investcorp Credit Management BDC, Inc.		4.8750	04/01/26	10,545,741
9,117,000	Main Street Capital Corporation		3.0000	07/14/26	8,072,589
2,000,000	Medallion Financial Corporation(a)		7.5000	12/30/27	1,910,000
25,843,000	Monroe Capital Corporation		4.7500	02/15/26	24,139,784
11,000,000	NewtekOne, Inc.(a)		8.1250	02/01/25	11,021,528
27,540,000	PennantPark Floating Rate Capital Ltd.		4.2500	04/01/26	25,149,408
19,027,000	PennantPark Investment Corporation		4.5000	05/01/26	17,373,887
22,797,000	PennantPark Investment Corporation		4.0000	11/01/26	20,105,013
14,500,000	Portman Ridge Finance Corporation		4.8750	04/30/26	13,205,557
27,659,000	Saratoga Investment Corporation		4.3750	02/28/26	25,515,481
12,359,000	Saratoga Investment Corporation		4.3500	02/28/27	10,853,824
202,118	Saratoga Investment Corporation		0.0000	04/30/27	4,759,879
1,000,565	Trinity Capital, Inc.		0.0000	01/16/25	25,264,266
18,100,000	Trinity Capital, Inc.		4.3750	08/24/26	16,435,041
					373,373,144
	COMMERCIAL SUPPORT SERVICES — 2.3%
1,886,988	Charah Solutions, Inc. (j)		0.0000	08/31/26	32,078,796

	ELECTRICAL EQUIPMENT — 1.4%
725,276	Babcock & Wilcox Enterprises, Inc.		0.0000	02/28/26	15,063,983
235,761	Babcock & Wilcox Enterprises, Inc.		0.0000	12/31/26	4,531,326
					19,595,309

See accompanying notes which are an integral part of these financial statements.

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 48.0% (Continued)
	ENTERTAINMENT CONTENT — 1.7%
1,075,016	Chicken Soup For The Soul Entertainment, Inc.		0.0000	07/31/25	$23,822,355

	INSTITUTIONAL FINANCIAL SERVICES — 1.6%
212,883	Arlington Asset Investment Corporation		0.0000	08/01/26	4,938,886
883,663	B Riley Financial, Inc.		0.0000	12/31/26	17,584,893
					22,523,779
	INSURANCE — 0.3%
1,773,259	Atlas Financial Holdings, Inc. (i)		7.2500	04/27/27	1,635,761
4,563,285	ATLAS FINANCIAL HOLDINGS, INC. (i)		12.0000	06/30/24	2,509,806
					4,145,567
	MACHINERY — 0.0%(e)
2,500,000	Briggs & Stratton Corporation(f)		6.8750	12/15/20	21,875

	METALS & MINING — 0.3%
169,106	Ramaco Resources, Inc.		0.0000	07/30/26	4,293,601

	OIL & GAS PRODUCERS — 3.1%
15,609,000	Talos Production, Inc.		12.0000	01/15/26	16,234,765
25,989,000	W&T Offshore, Inc.(a)		11.7500	02/01/26	26,868,462
					43,103,227
	REAL ESTATE INVESTMENT TRUSTS — 0.4%
210,500	HC Government Realty Trust, Inc.(a)		0.0000	08/14/27	5,262,500

	REAL ESTATE SERVICES — 0.5%
7,500,000	Carrington HLDG Company LLC(a)		8.0000	01/01/26	7,471,875

	SOFTWARE — 0.8%
655,341	Synchronoss Technologies, Inc.		0.0000	06/30/26	11,173,564

	SPECIALTY FINANCE — 8.7%
14,600,000	ACRES Commercial Realty Corporation		5.7500	08/15/26	13,231,529
1,500,000	Broadmark Realty Capital, Inc.(a)		5.0000	11/15/26	1,345,357
1,000,000	Dakota Financial, LLC(a)		5.0000	09/30/26	890,067
2,000,000	First Help Financial, LLC(a)		6.0000	11/15/26	1,835,576

See accompanying notes which are an integral part of these financial statements.

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 48.0% (Continued)
	SPECIALTY FINANCE — 8.7% (Continued)
4,000,000	InvestCo, LLC / Preston Ventures, LLC / LS(a)		5.1250	08/13/26	$3,620,254
3,250,000	Medallion Financial Corporation B(a)		7.2500	02/26/26	3,136,250
4,000,000	National Funding, Inc.(a)		5.7500	08/31/26	3,639,249
16,703,000	Nexpoint Real Estate Finance, Inc.		5.7500	05/01/26	15,330,347
28,610,099	OWS Cre Funding I, LLC Series 2021-MARG A(a) (b)	US0001M + 4.900%	10.3470	09/15/24	28,571,144
5,000,000	PDOF MSN Issuer, LLC(a) (b)	SOFRRATE + 4.500%	9.8100	03/01/25	4,940,514
1,160,656	Ready Capital Corporation		0.0000	02/15/26	27,449,514
171,780	Ready Capital Corporation		0.0000	07/30/26	4,040,266
2,000,000	Regent Capital Corporation(a)		6.0000	12/28/26	1,835,713
76,566	Sachem Capital Corporation		0.0000	12/30/24	1,832,224
83,386	Sachem Capital Corporation		0.0000	09/30/25	1,982,277
62,395	Sachem Capital Corporation		0.0000	12/30/26	1,310,295
3,000,000	X-Caliber Funding, LLC(a)		5.0000	09/24/24	2,742,529
2,000,000	X-Caliber Funding, LLC(a)		5.0000	03/01/25	1,904,727
					119,637,832
	TOTAL CORPORATE BONDS (Cost $663,267,595)				666,503,424

	U.S. GOVERNMENT & AGENCIES — 2.3%
	U.S. TREASURY INFLATION PROTECTED — 2.3%
32,576,200	United States Treasury Inflation Indexed Bonds		2.3750	01/15/25	32,179,139

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $32,232,730)				32,179,139

Shares
	SHORT-TERM INVESTMENTS — 2.1%
	MONEY MARKET FUNDS - 2.1%
29,547,883	First American Government Obligations Fund, Class X, 5.27% (Cost $29,547,883)(g)	29,547,883

	TOTAL INVESTMENTS - 100.7% (Cost $1,440,763,498)	$1,400,521,564
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%	(9,602,406)
	NET ASSETS - 100.0%	$1,390,919,158

LLC	- Limited Liability Company

LTD	- Limited Company

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR1M	Term Secured Overnight Financing Rate 1 Month

TSFR3M	Term Secured Overnight Financing Rate 3 Month

US0001M	ICE LIBOR USD 1 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2023 the total market value of 144A securities is 693,499,665 or 49.9% of net assets.

(b)	Variable rate security; the rate shown represents the rate on October 31, 2023.

(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at October 31, 2023.

(e)	Percentage rounds to less than 0.1%.

(f)	Represents issuer in default on interest payments; non-income producing security.

(g)	Rate disclosed is the seven day effective yield as of October 31, 2023.

(h)	Affiliated issuer.

(i)	The value of this security has been determined in good faith by the Adviser as the Valuation Designee pursuant to valuation procedures approved by the Board of Trustees.

(j)	The security is illiquid; total illiquid securities represent 2.3% of net assets.

See accompanying notes which are an integral part of these financial statements.

HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 95.5%
	CLO — 60.6%
400,000	Anchorage Capital Clo Ltd. Series 2019-11A E(a),(b)	TSFR3M + 7.312%	12.7240	07/22/32	$379,997
2,000,000	Anchorage Capital CLO Ltd. Series 2013-1A DR(a),(b)	TSFR3M + 7.062%	12.4550	10/13/30	1,990,014
1,720,000	Denali Capital CLO XI Ltd. Series 2015-1A DR(a),(b)	TSFR3M + 5.872%	11.2870	10/20/28	1,689,559
2,000,000	Gallatin CLO IX Ltd. Series 2018-1A E(a),(b)	TSFR3M + 5.732%	11.1440	01/21/28	1,999,906
1,000,000	Gallatin CLO VIII Ltd. Series 2017-1A ER(a),(b)	TSFR3M + 7.182%	12.5750	07/15/31	832,126
2,000,000	Generate CLO 3 Ltd. Series 3A ER(a),(b)	TSFR3M + 6.662%	12.0770	10/20/29	1,990,872
2,000,000	GoldenTree Loan Opportunities IX Ltd. Series 2014-9A ER2(a),(b)	TSFR3M + 5.922%	11.3120	10/29/29	1,998,176
1,400,000	KKR CLO Ltd. Series 13 ER(a),(b)	TSFR3M + 5.212%	10.6050	01/16/28	1,402,723
1,400,000	Longfellow Place CLO Ltd. Series 2013-1A DRR(a),(b)	TSFR3M + 4.762%	10.1550	04/15/29	1,404,375
1,250,000	Madison Park Funding XIII Ltd. Series 2014-13A ER(a),(b)	TSFR3M + 6.012%	11.4080	04/19/30	1,234,510
575,000	Madison Park Funding XIX Ltd. Series 2015-19A DR(a),(b)	TSFR3M + 4.612%	10.0240	01/22/28	565,838
1,625,000	Magnetite XVIII Ltd. Series 2016-18A ER(a),(b)	TSFR3M + 5.512%	10.8760	11/15/28	1,601,275
1,400,000	Midocean Credit CLO V Series 2016-5A ER(a),(b)	TSFR3M + 5.862%	11.2580	07/19/28	1,390,903
2,250,000	OCP CLO Ltd. Series 2013-4A DR(a),(b)	TSFR3M + 7.032%	12.4300	04/24/29	2,256,578
2,000,000	OZLM VIII Ltd. Series 2014-8A DRR(a),(b)	TSFR3M + 6.342%	11.7440	10/17/29	1,825,136
750,000	Palmer Square Loan Funding Ltd. Series 2021-2A D(a),(b)	TSFR3M + 5.262%	10.6410	05/20/29	736,418
500,000	Palmer Square Loan Funding Ltd. Series 2021-3A D(a),(b)	TSFR3M + 5.262%	10.6770	07/20/29	490,866
1,250,000	Palmer Square Loan Funding Ltd. Series 2021-4A D(a),(b)	TSFR3M + 5.262%	10.6550	10/15/29	1,227,083
1,250,000	Palmer Square Loan Funding Ltd. Series 2022-1A E(a),(b)	TSFR3M + 7.200%	12.5940	04/15/30	1,228,478
1,150,000	Palmer Square Loan Funding Ltd. Series 2022-3A D(a),(b)	TSFR3M + 8.280%	13.6740	04/15/31	1,150,568
2,000,000	Palmer Square Loan Funding Ltd. Series 2023-1A D(a),(b)	TSFR3M + 8.000%	13.2550	07/20/31	2,018,523
2,000,000	Silver Creek CLO Ltd. Series 2014-1A E1R(a),(b)	TSFR3M + 5.882%	11.2970	07/20/30	1,997,500
2,000,000	Silver Creek CLO Ltd. Series 2014-1A E2R(a),(b)	TSFR3M + 6.662%	12.0770	07/20/30	1,997,176
500,000	Stratus CLO Ltd. Series 2021-2A E(a),(b)	TSFR3M + 6.012%	11.4270	12/28/29	501,309
1,400,000	Symphony CLO XVII Ltd. Series 2016-17A ER(a),(b)	TSFR3M + 5.812%	11.2050	04/15/28	1,398,061
2,000,000	Symphony Static CLO I Ltd. Series 2021-1A E1(a),(b)	TSFR3M + 5.612%	10.9900	10/25/29	1,958,836
					37,266,806
	COLLATERALIZED MORTGAGE OBLIGATIONS — 1.3%
1,034,325	Cascade Funding Mortgage Trust Series 2022-AB2 M3(a),(c)		2.0000	02/25/52	768,090

	NON AGENCY CMBS — 33.6%
196,000	BX Commercial Mortgage Trust Series 2019-IMC G(a),(b)	TSFR1M + 3.646%	8.9800	04/15/34	191,418
2,793,000	Capital Funding Mortgage Trust Series 2021-19 B(a),(b)	TSFR1M + 15.210%	20.5200	04/27/24	2,781,955
1,453,500	Capital Funding Mortgage Trust Series 2022-P01 B(a),(b)	TSFR1M + 13.700%	19.0150	06/20/24	1,425,683

See accompanying notes which are an integral part of these financial statements.

HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 95.5% (Continued)
	NON AGENCY CMBS — 33.6% (Continued)
458,952	Capital Funding Mortgage Trust Series 2022-27 B(a),(b)	TSFR1M + 9.910%	15.2250	02/11/25	$443,766
2,600,000	Capital Funding Multifamily Mortgage Trust Series 2022-PM01 B(a),(b)	TSFR1M + 9.500%	14.8150	03/01/25	2,613,524
2,000,000	Capital Funding Multifamily Mortgage Trust Series 2022-MF03 B(a),(b)	TSFR1M + 9.380%	14.6950	04/01/25	2,008,433
71,244,582	COMM Mortgage Trust Series 2014-UBS5 XA(c),(d)		0.9760	09/10/47	300,581
3,372,600	COMM Mortgage Trust Series 2015-CR22(c),(d)		0.9520	03/10/48	25,261
6,170,682	COMM Mortgage Trust Series 2015-CR23 XA(c),(d)		0.9990	05/10/48	58,805
3,860,393	COMM Mortgage Trust Series 2015-LC21 XA(c),(d)		0.6350	07/10/48	29,919
57,550,917	COMM Mortgage Trust Series 2015-CR25 XA(c),(d)		0.9410	08/10/48	630,557
7,331,112	CSAIL Commercial Mortgage Trust Series 2015-C1 XA(c),(d)		0.9480	04/15/50	40,297
4,606,934	CSMC Trust Series 2016-NXSR XA(c),(d)		0.8270	12/15/49	71,157
1,300,000	GS Mortgage Securities Corp Trust Series 2018-3PCK C(a),(b)	TSFR1M + 3.614%	8.9480	09/15/31	1,257,600
2,532,437	GS Mortgage Securities Corporation II Series 2018-SRP5 C(a),(b)	TSFR1M + 4.364%	9.6990	09/15/31	857,014
350,000	GS Mortgage Securities Trust Series 2010-C1 D(a),(c)		6.3580	08/10/43	281,549
27,173,208	JPMBB Commercial Mortgage Securities Trust Series 2014-C18 XA(c),(d)		0.8120	02/15/47	272
27,423,506	JPMBB Commercial Mortgage Securities Trust Series 2014-C19 XA(c),(d)		0.7140	04/15/47	29,414
29,452,609	JPMBB Commercial Mortgage Securities Trust Series 2014-C21 XA(c),(d)		1.0900	08/15/47	76,477
12,290,076	JPMBB Commercial Mortgage Securities Trust Series 2014-C25 XA(c),(d)		0.9450	11/15/47	62,579
4,434,491	JPMBB Commercial Mortgage Securities Trust Series 2015-C27 XA(c),(d)		1.2760	02/15/48	42,578
69,360,918	JPMBB Commercial Mortgage Securities Trust Series 2015-C30 XA(c),(d)		0.5640	07/15/48	400,975
40,388,111	JPMBB Commercial Mortgage Securities Trust Series 2015-C28 XA(c),(d)		1.0580	10/15/48	337,249
1,000,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 D(a),(c)		3.8420	05/15/46	695,000
16,078,911	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19 XA(c),(d)		1.0990	12/15/47	83,597
67,683,494	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24 XA(c),(d)		0.8260	05/15/48	617,869
3,673,423	Wells Fargo Commercial Mortgage Trust Series 2015-LC22 XA(c),(d)		0.8970	09/15/58	40,484
113,911	WFRBS Commercial Mortgage Trust Series 2012-C9 D(a),(c)		4.7190	11/15/45	108,532
1,000,000	WFRBS Commercial Mortgage Trust Series 2012-C9 E(a),(c)		4.7190	11/15/45	896,183
35,430,413	WFRBS Commercial Mortgage Trust Series 2014-C20 XA(c),(d)		1.0480	05/15/47	63,190
26,882,174	WFRBS Commercial Mortgage Trust Series 2014-C21 XA(c),(d)		1.1460	08/15/47	160,083
471,250	XCALI Mortgage Trust Series 2021-10 B1(a),(b)	TSFR1M + 8.120%	13.4350	05/26/24	464,278
461,454	XCALI Mortgage Trust Series 2020-5 B1(a),(b)	TSFR1M + 8.370%	13.6900	10/06/24	461,454
419,048	X-Caliber Funding, LLC Series 2023-MF9 B1(a),(b)	TSFR1M + 6.500%	11.8300	11/15/24	419,727
2,800,000	X-Caliber Funding, LLC Series 2021-7 B1(a),(b)	US0001M + 6.000%	11.4290	01/06/26	2,716,891
					20,694,351
	TOTAL ASSET BACKED SECURITIES (Cost $59,364,153)				58,729,247

See accompanying notes which are an integral part of these financial statements.

HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 95.5% (Continued)
	CORPORATE BONDS — 2.4%
	SPECIALTY FINANCE — 2.4%
500,000	X-Caliber Funding, LLC(a)	11.0000	09/24/24	$490,198
1,000,000	X-Caliber Funding, LLC(a)	11.0000	03/01/25	972,153
				1,462,351
	TOTAL CORPORATE BONDS (Cost $1,499,809)			1,462,351

Shares
	SHORT-TERM INVESTMENTS — 0.3%
	MONEY MARKET FUNDS - 0.3%
228,338	First American Government Obligations Fund, Class X, 5.27% (Cost $228,338)(e)	228,338

	TOTAL INVESTMENTS - 98.2% (Cost $61,092,300)	$60,419,936
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8%	1,101,526
	NET ASSETS - 100.0%	$61,521,462

LLC	- Limited Liability Company

LTD	- Limited Company

TSFR1M	Term Secured Overnight Financing Rate 1 Month

TSFR3M	Term Secured Overnight Financing Rate 3 Month

US0001M	ICE LIBOR USD 1 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2023 the total market value of 144A securities is 57,120,255 or 93.1% of net assets.

(b)	Variable rate security; the rate shown represents the rate on October 31, 2023.

(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(d)	Interest only securities.

(e)	Rate disclosed is the seven day effective yield as of October 31, 2023.

See accompanying notes which are an integral part of these financial statements.

Holbrook Funds
Statements of Assets and Liabilities (Unaudited)
October 31, 2023

		Holbrook Structured
	Holbrook Income Fund	Income Fund
ASSETS
Investment securities:
Investments in Affiliates, at cost	$37,183,614	$—
Investments in Unaffiliated securities, at cost	1,403,579,884	61,092,300
Total Investments, at cost	$1,440,763,498	$61,092,300
Investments in Affiliates, at value	$36,522,255	$—
Investments in Unaffiliated securities, at value	1,363,999,309	60,419,936
Total Investments, at value	$1,400,521,564	$60,419,936
Dividends and Interest receivable	9,877,338	881,295
Receivable for Fund shares sold	4,313,909	334,513
Receivable for securities sold	837,776	—
Prepaid expenses and other assets	104,362	21,385
TOTAL ASSETS	1,415,654,949	61,657,129

LIABILITIES
Payable for securities purchased	$15,322,191	$—
Payable for Fund shares redeemed	6,345,716	30,699
Dividends payable	1,814,044	12,369
Investment advisory fees payable	890,303	45,382
Distribution (12b-1) fees payable	69,651	1,291
Payable to related parties	138,161	24,770
Accrued expenses and other liabilities	155,725	21,156
TOTAL LIABILITIES	24,735,791	135,667
NET ASSETS	$1,390,919,158	$61,521,462

NET ASSETS CONSIST OF:
Paid in capital	$1,458,303,440	$62,181,160
Accumulated losses	(67,384,282)	(659,698)
NET ASSETS	$1,390,919,158	$61,521,462

NET ASSET VALUE PER SHARE:
Class I Shares:
Net Assets	$1,206,861,218	$54,897,273
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	124,211,283	5,628,738
Net asset value (Net Assets ÷ Shares Outstanding, Offering) and redemption price per share	$9.72	$9.75

Investor Class Shares:
Net Assets	$147,593,281	$3,790,118
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	15,125,926	388,608
Net asset value (Net Assets ÷ Shares Outstanding, Offering) and redemption price per share	$9.76	$9.75

Class A Shares:
Net Assets	$36,464,659	$2,834,071
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	3,752,482	290,890
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$9.72	$9.74
Maximum offering price per share (net asset value plus maximum sales charge of 1.25% and 2.25%, respectively)	$9.84	$9.96

The accompanying notes are an integral part of these financial statements.

Holbrook Funds
Statements of Operations (Unaudited)
For the Six Months Ended October 31, 2023

		Holbrook Structured
	Holbrook Income Fund	Income Fund

INVESTMENT INCOME
Interest	$35,168,887	$2,540,307
Dividend	11,684,629	—
Dividend Income from Affiliates	1,694,928	—
TOTAL INVESTMENT INCOME	48,548,444	2,540,307

EXPENSES
Investment advisory fees	4,793,812	204,113
Distribution (12b-1) fees:
Investor Class	339,418	844
Class A	35,192	2,414
Administrative services fees	364,297	44,805
Third party Administration servicing fees	593,979	15,287
Transfer agent fees	209,966	28,334
Registration fees	68,592	9,538
Accounting services fees	75,089	16,735
Legal fees	15,641	16,776
Custodian fees	45,940	2,192
Printing and postage expenses	27,704	3,357
Compliance officer fees	19,998	7,188
Audit fees	10,056	10,038
Trustees fees and expenses	7,541	7,990
Insurance expense	12,938	2,769
Other expenses	23,588	4,001
TOTAL EXPENSES	6,643,751	376,381

Less: Expense voluntarily waived by the Advisor	(132,594)	—
Less: Fees waived by Advisor	—	(65,630)

NET EXPENSES	6,511,157	310,751

NET INVESTMENT INCOME	42,037,287	2,229,556

REALIZED AND UNREALIZED GAIN /(LOSS) ON INVESTMENTS
Net realized loss from:
Investments	(7,441,403)	(97,451)
Realized loss on investments	(7,441,403)	(97,451)

Net change in unrealized appreciation on:
Investments	13,403,991	174,384
Affiliated Investments	172,217	—
Unrealized appreciation on investments	13,576,208	174,384

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	6,134,805	76,933
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$48,172,092	$2,306,489

The accompanying notes are an integral part of these financial statements.

Holbrook Funds
Statements of Changes in Net Assets (Unaudited)

	Holbrook Income Fund		Holbrook Structured Income Fund (1)
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Period Ended
	October 31, 2023	April 30, 2023	October 31, 2023	April 30, 2023
FROM OPERATIONS
Net investment income	$42,037,287	$52,073,336	$2,229,556	$2,496,269
Net realized gain (loss) from investments	(7,441,403)	(14,193,330)	(97,451)	17,372
Unrealized appreciation (depreciation) from investments	13,576,208	(38,885,377)	174,384	(846,748)
Net increase/(decrease) in net assets resulting from operations	48,172,092	(1,005,371)	2,306,489	1,666,893

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions paid:
Class I	(36,519,860)	(46,216,210)	(2,019,391)	(2,492,277)
Investor Class	(4,439,766)	(6,479,578)	(17,022)	(449)
Class A(2)	(967,191)	(1,005,627)	(100,493)	(29,447)
Net decrease in net assets resulting from distributions to shareholders	(41,926,817)	(53,701,415)	(2,136,906)	(2,522,173)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class I	381,025,272	627,129,084	26,669,639	28,071,032
Investor Class	45,148,303	57,336,375	3,773,448	6,010
Class A(2)	16,379,882	15,437,589	2,218,389	522,941
Net asset value of shares issued in reinvestment of distributions:
Class I	28,549,422	35,176,575	2,006,603	2,492,179
Investor Class	4,359,834	6,396,684	13,641	449
Class A(2)	774,386	783,197	97,041	29,448
Payments for shares redeemed:
Class I	(138,560,393)	(292,473,007)	(3,671,523)	—
Investor Class	(26,718,000)	(46,902,969)	—	—
Class A(2)	(3,045,816)	(4,991,680)	(22,138)	—
Net increase in net assets from shares of beneficial interest	307,912,890	397,891,848	31,085,100	31,122,059

TOTAL INCREASE IN NET ASSETS	314,158,165	343,185,062	31,254,683	30,266,779

NET ASSETS
Beginning of Period	1,076,760,993	733,575,931	30,266,779	—
End of Period	$1,390,919,158	$1,076,760,993	$61,521,462	$30,266,779

SHARE ACTIVITY
Class I:
Shares Sold	39,170,441	63,366,646	2,731,653	2,814,701
Shares Reinvested	2,934,376	3,579,612	206,061	253,360
Shares Redeemed	(14,273,977)	(29,642,025)	(377,037)	—
Net increase in shares of beneficial interest outstanding	27,830,840	37,304,233	2,560,677	3,068,061

Investor Class:
Shares Sold	4,624,667	5,762,279	386,561	603
Shares Reinvested	446,266	647,464	1,398	46
Shares Redeemed	(2,740,444)	(4,741,830)	—	—
Net increase in shares of beneficial interest outstanding	2,330,489	1,667,913	387,959	649

Class A(2):
Shares Sold	1,682,899	1,560,840	227,459	52,734
Shares Reinvested	79,584	79,786	9,962	3,004
Shares Redeemed	(313,345)	(508,698)	(2,269)	—
Net increase in shares of beneficial interest outstanding	1,449,138	1,131,928	235,152	55,738

(1)	Holbrook Structured Income Fund commenced investment operations on May 2, 2022.

(2)	Holbrook Income Fund Class A commenced investment operations on July 23, 2021.

The accompanying notes are an integral part of these financial statements.

Holbrook Income Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period/Year

	Class I
	Six Months Ended		Year Ended		Year Ended	Year Ended		Year Ended		Year Ended
	October 31, 2023		April 30, 2023		April 30, 2022	April 30, 2021		April 30, 2020		April 30, 2019
	(Unaudited)
Net asset value, beginning of year	$9.65		$10.27		$10.67	$8.91		$10.13		$10.18
Activity from investment operations:
Net investment income (1)	0.35		0.58		0.45	0.51		0.37		0.38
Net realized and unrealized gain (loss) on investments	0.06		(0.62)		(0.34)	1.86		(1.20)		(0.01)
Total from investment operations	0.41		(0.04)		0.11	2.37		(0.83)		0.37
Less distributions from:
Net investment income	(0.34)		(0.58)		(0.49)	(0.61)		(0.39)		(0.39)
Net realized gains	—		—		(0.01)	—		—		(0.03)
Return of Capital	—		—		(0.01)	—		—		—
Total distributions	(0.34)		(0.58)		(0.51)	(0.61)		(0.39)		(0.42)
Net asset value, end of year	$9.72		$9.65		$10.27	$10.67		$8.91		$10.13
Total return (2)	4.33	% (6,10)	(0.34	)% (6)	0.92%	27.10	% (6)	(8.45	)% (6)	3.66%
Net assets, at end of year (000s)	$1,206,861		$930,463		$606,759	$267,123		$97,721		$40,723
Ratio of gross expenses to average net assets (3)	1.04	% (4,9)	1.08%		1.09%	1.13%		1.16	% (4)	1.66%
Ratio of net expenses to average net assets	1.02	% (4,9)	1.06%		1.09%	1.28	% (7)	1.30	% (4,7)	1.30%
Ratio of net investment income to average net assets	7.07	% (4,5,9)	5.85	% (4,5)	4.28%	4.98%		3.76	% (4,5)	3.78%
Portfolio Turnover Rate	10	% (10)	36%		70%	74%		106%		78%

	Investor Class
	Six Months Ended		Year Ended		Year Ended	Year Ended		Year Ended		Year Ended
	October 31, 2023		April 30, 2022		April 30, 2022	April 30, 2021		April 30, 2020		April 30, 2019
	(Unaudited)
Net asset value, beginning of year	$9.70		$10.32		$10.71	$8.92		$10.13		$10.19
Activity from investment operations:
Net investment income (1)	0.32		0.52		0.40	0.46		0.33		0.33
Net realized and unrealized gain (loss) on investments	0.06		(0.61)		(0.33)	1.85		(1.20)		(0.02)
Total from investment operations	0.38		(0.09)		0.07	2.31		(0.87)		0.31
Less distributions from:
Net investment income	(0.32)		(0.53)		(0.44)	(0.52)		(0.34)		(0.34)
Net realized gains	—		—		(0.01)	—		—		(0.03)
Return of Capital	—		—		(0.01)	—		—		—
Total distributions	(0.32)		(0.53)		(0.46)	(0.52)		(0.34)		(0.37)
Net asset value, end of year	$9.76		$9.70		$10.32	$10.71		$8.92		$10.13
Total return (2)	3.95	% (6,10)	(0.81	)% (6)	0.52%	26.37%		(8.81)%		3.05%
Net assets, at end of year (000s)	$147,593		$124,060		$114,783	$68,727		$22,184		$6,166
Ratio of gross expenses to average net assets (3)	1.54	% (4,9)	1.58%		1.59%	1.63%		1.66	% (4)	2.16%
Ratio of net expenses to average net assets	1.52	% (4,9)	1.56%		1.59%	1.78	% (7)	1.80	% (4,7)	1.80%
Ratio of net investment income to average net assets	6.56	% (4,5,9)	5.24	% (4,5)	3.77%	4.50%		3.38	% (4,5)	3.23%
Portfolio Turnover Rate	10	% (10)	36%		70%	74%		106%		78%

(1)	The net investment income per share data was determined using the average shares outstanding throughout each year.

(2)	Total returns are historical in nature and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Had the Advisor not absorbed a portion of Fund expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(4)	Does not include expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.

(7)	Inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

(9)	Annualized.

(10)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Holbrook Income Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period/Year

	Class A
	Six Months Ended		Year Ended		Period Ended
	October 31, 2023		April 30, 2023		April 30, 2022 (1)
	(Unaudited)
Net asset value, beginning of period	$9.65		$10.27		$10.68
Activity from investment operations:
Net investment income (2)	0.34		0.56		0.34
Net realized and unrealized (loss) on investments	0.06		(0.62)		(0.42)
Total from investment operations	0.40		(0.06)		(0.08)
Less distributions from:
Net investment income	(0.33)		(0.56)		(0.31)
Net realized gains	—		—		(0.01)
Return of capital	—		—		(0.01)
Total distributions	(0.33)		(0.56)		(0.33)
Net asset value, end of period	$9.72		$9.65		$10.27
Total return (3)	4.19	% (4,6)	(0.52	)% (6)	(0.84	)% (4)
Net assets, at end of period (000s)	$36,465		$22,239		$12,034
Ratio of gross expenses to average net assets	1.29	% (5,7)	1.33%		1.36	% (5)
Ratio of net expenses to average net assets	1.27	% (5,7)	1.31%		1.36	% (5)
Ratio of net investment income to average net assets	6.88	% (5,7,8)	5.66	% (7,8)	4.21	% (5)
Portfolio Turnover Rate	10	% (4)	36%		70	% (4)

(1)	Class A commenced investment operations on July 23, 2021.

(2)	The net investment income per share data was determined using the average shares outstanding throughout each period.

(3)	Total returns are historical in nature and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(4)	Not Annualized.

(5)	Annualized.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Does not include expenses of other investment companies in which the Fund invests.

(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Holbrook Structured Income Fund (1)
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class I				Investor Class				Class A
	Six Months Ended		Period Ended		Six Months Ended		Period Ended		Six Months Ended		Period Ended
	October 31, 2023		April 30, 2023		October 31, 2023		April 30, 2023		October 31, 2023		April 30, 2023
	(Unaudited)				(Unaudited)				(Unaudited)
Net asset value, beginning of period	$9.69		$10.00		$9.69		$10.00		$9.68		$10.00
Activity from investment operations:
Net investment income (2)	0.54		0.97		0.49		0.99		0.53		1.03
Net realized and unrealized (loss) on investments	0.03		(0.33)		0.05		(0.39)		0.02		(0.42)
Total from investment operations	0.57		0.64		0.54		0.60		0.55		0.61
Less distributions from:
Net investment income	(0.51)		(0.95)		(0.48)		(0.91)		(0.49)		(0.93)
Total distributions	(0.51)		(0.95)		(0.48)		(0.91)		(0.49)		(0.93)
Net asset value, end of period	$9.75		$9.69		$9.75		$9.69		$9.74		$9.68
Total return (3)	5.97	% (5)	6.69	% (5)	5.66	% (5)	6.22	% (5)	5.82	% (5)	6.32	% (5)
Net assets, at end of period (000s)	$54,897		$29,721		$3,790		$6		$2,834		$540
Ratio of gross expenses to average net assets (4)	1.82	% (6)	2.36	% (6)	2.02	% (6)	2.86	% (6)	2.02	% (6)	2.61	% (6)
Ratio of net expenses to average net assets	1.50	% (6)	1.50	% (6)	2.00	% (6)	2.00	% (6)	1.75	% (6)	1.75	% (6)
Ratio of net investment income to average net assets	10.89	% (6)	9.90	% (6)	10.03	% (6)	10.05	% (6)	10.84	% (6)	10.56	% (6)
Portfolio Turnover Rate	12	% (5)	8	% (5)	12	% (5)	8	% (5)	12	% (5)	8	% (5)

(1)	Holbrook Structured Income commenced investment operations on May 2, 2022.

(2)	The net investment income per share data was determined using the average shares outstanding throughout the period.

(3)	Total returns are historical in nature and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Had the Advisor not absorbed a portion of Fund expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	Not annualized.

(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

Holbrook Funds
Notes to Financial Statements (Unaudited)
October 31, 2023

1.	ORGANIZATION

The Holbrook Income Fund and the Holbrook Structured Income Fund, each a “Fund” and collectively, the “Funds” are each a diversified series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Holbrook Income Fund Class I and Investor Class shares commenced investment operations on July 6, 2016. Class A shares commenced investment operations on July 23, 2021. The Holbrook Structured Income Fund Class I, Investor Class and Class A shares commenced investment operations on May 2, 2022. The investment objective of each Fund is as follows:

Fund Name	Investment Objective
Holbrook Income Fund	Current income
Holbrook Structured Income Fund	Current income and the opportunity for capital appreciation to produce a total return

The Funds offer Class I, Investor Class and Class A shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 1.25% and 2.25% for Holbrook Income Fund and Holbrook Structured Income Fund, respectively. All other classes of shares are sold at net asset value without an initial sales charge. Class I shares are not subject to 12b-1 distribution fees and have a higher minimum initial investment than the Investor Class and Class A shares. Each share class represents an interest in the same assets of that Fund and classes are identical except for differences in their ongoing service and distribution charges. All classes of shares of each Fund have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last quoted sales price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily

Holbrook Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2023

available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees of the Trust (the “Board”). The Board has appointed the Funds’ Adviser as its valuation designee (the “Valuation Designee”) for all fair value determinations and responsibilities, other than overseeing pricing service providers used by the Trust. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability effectively to oversee the designee’s fair value determinations. The Valuation Designee may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures approved by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures approved by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Holbrook Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2023

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2023, for the Funds’ assets measured at fair value:

Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$36,522,255	$—	$—	$36,522,255
Preferred Stocks	37,780,216	19,359,900	—	57,140,116
Asset Backed Securities	—	576,801,680	1,827,067	578,628,747
Corporate Bonds	244,952,002	417,405,855	4,145,567	666,503,424
U.S. Government & Agencies	32,179,139	—	—	32,179,139
Short-Term Investments	29,547,883	—	—	29,547,883
Total Assets	$380,981,495	$1,013,567,435	$5,972,634	$1,400,521,564

Structured Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Asset Backed Securities	—	58,729,247	—	$58,729,247
Corporate Bonds	—	1,462,351	—	1,462,351
Short-Term Investments	228,338	—	—	228,338
Total Assets	$228,338	$60,191,598	$—	$60,419,936

*	Refer to the Schedule of Investments for classifications.

Holbrook Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2023

The following is a reconciliation for the Funds for which level 3 inputs were used in determining valuations.

			Change in				Net	Ending
	Beginning		unrealized				Transfer	Balance
	balance April	Total realized	appreciation/			Net Transfers	(out) of	October 31,
Holbrook Income Fund	30, 2023	gain/(Loss)	depreciation	Net Purchases	Net Sales	into Level 3	Level 3	2023
Atlas Financial Holding 7.25%	684,274	—	811,324	62,574	—	—	—	1,635,761
Atlas Financial Holding 12.25%	2,365,356	—	(118,187)	262,638	—	—	—	2,509,806
Cooks Venture Inc	3,378,375	—	34,125	—	3,250,000	—	—	—
HRR Funding, LLC Series 2021-1	1,966,490	—	(139,844)	—	—	—	—	1,827,067

Quantitative disclosures of unobservable inputs and assumptions used by Holbrook Income Fund are below:

					Impact to valuation
					from increase in
	Fair Value	Valuation Techniques	Unobservable inputs	Input Range	input
Atlas Holdings 7.25%	$1,635,761	Expected recovery value	Enterprise Value	92.25	Increase
Atlas Holdings 12.25%	2,509,806	Expected recovery value	Enterprise Value	55	Increase
HRR Funding, LLC 2021-1	1,827,067	Broker Quotes	Indictive value	84	Increase
	$5,972,634

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared daily and distributed monthly. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is each Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken for open tax years 2021-2023 for the Holbrook Income Fund or expected to be taken for each Fund’s April 30, 2024 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where each of the Funds makes significant investments; however, each Fund is not aware of any tax positions for which it is reasonably expected that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits, as income tax expense in the Statement of Operations. As of October 31, 2023, the Funds did not incur any interest or penalties.

Holbrook Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2023

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	PRINCIPAL INVESTMENT RISKS

The Funds’ investments in securities and financial instruments expose them to various risks, certain of which are discussed below. The Funds’ prospectus and statement of additional information include further information regarding the of risks associated with the Funds’ investments which include, but are not limited to:

Holbrook Structured Income Fund: Cash Position Risk, Collateralized Loan Obligations Risk, Concentration in Certain Mortgage-Backed Securities Risk, Credit Risk, Currency Risk, Cybersecurity Risk, Derivatives Risk, Emerging Markets Risk, Extension Risk, Fixed Income Securities Risk, Floating or Variable Rate Securities Risk, Foreign (Non-U.S.) Investment Risk, Gap Risk, High Yield Risk, Illiquid Investments Risks, Industry Concentration Risk, Interest Rate Risk, Large Shareholder Transactions Risk, Leveraging Risk, LIBOR Risk, Liquidity Risk, Management Risk, Market Risk, Market Events Risk, Mezzanine Securities Risk, Mortgage-Backed and Asset-Backed Securities Risk, New Fund Risk, Portfolio Turnover Risk, Prepayment Risk, Rating Agencies Risks, Residential Loans and Mortgages Risk, Sector Risk, Structured Products Risk, Treasury Inflation Protected Securities Risk, Unrated Securities Risks, U.S. Government Securities Risk, Valuation Risk and Volatility Risk.

Holbrook Income Fund: Baby Bond Risk, Business Development Company (“BDC”) Risk, Cash Position Risk, Closed End Fund Risk, Collateralized Loan Obligations Risk, Credit Risk, Currency Risk, Cybersecurity Risk, Derivatives Risk, Emerging Markets Risk, Financial Services Sector Risk, Fixed Income Securities Risk, Foreign (Non-U.S.) Investment Risk, Gap Risk, High Yield Risk, Industry Concentration Risk, Investment Companies and Exchange-Traded Funds (“ETFs”) Risk, Large Shareholder Transaction Risk, LIBOR Risk, Liquidity Risk, Management Risk, Market Risk, Market Events Risk, Portfolio Turnover Risk, Preferred Stock Risk, Quantitative Investing Risk, Treasury Inflation Protected Securities Risk, Underlying Fund Risk, U.S. Government Securities Risk, Valuation Risk and Volatility Risk.

Baby Bonds Risk – The primary risk associated with Holbrook Income Fund’s investments in baby bonds is that the issuer or insurer of a baby bond may default on principal and/or interest payments when due on the baby bond. Such a default would have the effect of lessening the income generated by the Fund and/or the value of the baby bonds. Baby bonds are also subject to typical credit ratings risks associated with other fixed-income instruments. Baby bond securities are classified as Corporate Bonds on the Schedule of Investments.

Collateralized Loan Obligations Risk – The Funds are subject to certain risks as a result of its investments in CLOs. The CLO’s performance is linked to the expertise of the CLO manager and its ability to manage the CLO portfolio. The experience of a CLO manager plays an important role in the rating and risk assessment of CLO debt securities. One of the primary risks to investors of a CLO is the potential change in CLO manager, over which the Funds will have no control. The Funds may be adversely affected by new (or revised) laws or regulations that may be imposed by government regulators or self-regulatory organizations that supervise the financial markets. Changes in the regulation of CLOs may adversely affect the value of the investments held by the Funds and the ability of the Funds to execute their investment strategies. CLO debt securities are limited recourse obligations of their issuers. CLO investors must rely solely on distributions from the underlying assets for payments on the CLO debt they hold. CLO debt is not guaranteed by the issuer or any other party. If income from the underlying loans is insufficient to make payments on the CLO debt, no other assets will be available for payment. CLO debt securities may be subject to redemption. In the event of an early redemption, holders of the CLO debt being redeemed will be repaid earlier than the stated maturity of the debt. The timing of redemptions may adversely affect the returns on CLO

Holbrook Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2023

debt. The CLO manager may not find suitable assets in which to invest during the reinvestment period or to replace assets that the manager has determined are no longer suitable for investment. Additionally, there is a risk that the reinvestment period may terminate early if, for example, the CLO defaults on payments on the securities which it issues or if the CLO manager determines that it can no longer reinvest in underlying assets. Early termination of the reinvestment period could adversely affect a CLO investment.

Fixed Income Securities Risk – Fixed income securities are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, duration, and liquidity risk. In addition, current market conditions may pose heightened risks for fixed income securities. When the Funds invest in fixed income securities or derivatives, the value of your investment in the Funds will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Funds. Moreover, new regulations applicable to and changing business practices of financial intermediaries that make markets in fixed income securities have resulted in less market making activity for certain fixed income securities, which has reduced the liquidity and may increase the volatility for such fixed income securities. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. Longer-term securities may be more sensitive to interest rate changes.

LIBOR Risk – The Funds may invest in securities and other instruments whose interest payments are determined by references to the London Interbank Offered Rate (“LIBOR”). The United Kingdom Financial Conduct Authority, which regulates LIBOR, announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and was scheduled to be discontinued after June 30, 2023 and the publication of the remaining LIBOR settings on a representative basis has ceased. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing Secured Overnight Financing Rate (“SOFR”), a broad measure of secured overnight U.S. Treasury repo rates, that is intended to replace U.S. dollar LIBOR. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. Markets are developing in response to these new rates, but questions around liquidity in these rates and how to appropriately adjust these rates to eliminate any economic value transfer at the time of transition remain a significant concern. The unavailability of LIBOR presents risks to the Funds, including the risk that any pricing or adjustments to the Funds’ investments resulting from a substitute or alternate reference rate may adversely affect the Funds’ performance and/or NAV. It remains uncertain how such changes would be implemented and the effects such changes would have on the Funds, including any negative effects on the Funds’ liquidity and valuation of the Funds’ investments, issuers of instruments in which the Fund invests and financial markets generally.

Market Risk – Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Funds’ performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond and other markets, volatility in the securities markets, adverse investor sentiment and political events effect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions. When the value of the Funds’ investments go down, your investment in the Funds decreases in value and you could lose money.

Holbrook Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2023

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments and could result in decreases to the Funds’ net asset values. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Funds and their investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect the Funds’ performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.

Preferred Stock Risk – The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments. Preferred stock prices tend to move more slowly upwards than common stock prices. Convertible preferred stock tends to be more volatile than non-convertible preferred stock, because its value is related to the price of the issuer’s common stock as well as the dividends payable on the preferred stock. The value of preferred stocks will usually react more strongly than bonds and other debt securities to actual or perceived changes in issuer’s financial condition or prospects and may be less liquid than common stocks.

Structured Products Risk – The Funds may invest in Structured Products, including CLOs, CDOs, CMOs, and other asset-backed securities and debt securitizations. Some Structured Products have credit ratings, but are typically issued in various classes with various priorities. Normally, Structured Products are privately offered and sold (that is, they are not registered under the securities laws) and may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for Structured Products that qualify for Rule 144A transactions. The senior and junior tranches of Structured Products may have floating or variable interest rates based on LIBOR or an alternative reference rate and are subject to the risks associated with securities tied to LIBOR, including the risks associated with the future replacement of LIBOR with an alternative reference rate. The Funds may also invest in the equity tranches of a Structured Product, which typically represent the first loss position in the Structured Product, are unrated and are subject to higher risks. Equity tranches of Structured Products typically do not have a fixed coupon and payments on equity tranches will be based on the income received from the underlying collateral and the payments made to the senior tranches, both of which may be based on floating rates based on LIBOR or an alternative reference rate.

4.	INVESTMENT TRANSACTIONS

For the period ended October 31, 2023, the cost of purchases and proceeds from sales of investment securities, other than short-term securities, for the Funds were as follows:

Fund	Purchase	Sales
Holbrook Income Fund	$600,461,529	$130,854,525
Holbrook Structured Income Fund	46,789,517	4,959,688

Holbrook Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2023

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Holbrook Holdings, Inc. serves as the Funds’ Investment Advisor (the “Advisor”). Pursuant to an Investment Advisory Agreement with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly based on average daily net assets as shown in the table below.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Funds’ (The “Waiver Agreement”), until at least September 1, 2024, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses (such as litigation)) do not exceed the expense limitation shown in the table below, and is based on the Funds’ average daily net assets and is subject to possible recoupment (or recapture) from the Funds in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment (or recapture) can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and within three years of such waiver or reimbursement, the Funds’ Operating Expenses are subsequently less than what is shown in the table below of average daily net assets, the Advisor shall be entitled to recoupment or recapture from the Funds’ for such waived fees or reimbursed expenses provided that such recoupment (or recapture) does not cause the Funds’ expenses to exceed what is shown in the table below of average daily net assets. If Fund Operating Expenses attributable to Class I, Investor Class and Class A shares subsequently exceed what is shown in the table below per annum of the average daily net assets, the recoupment (or recapture) shall be suspended. During the period ended October 31, 2023, the Advisor waived the expenses in the table below.

						Management
						Fee Waived/
	Investment	Expenses Limitation				Expenses Reimbursed	Affiliated
Fund	Advisory Fee	Cl I	Cl INV	Cl A	Expires	YTD 10/31/2023	Fees Waived
Holbrook Income Fund	0.80%	1.30%	1.80%	1.55%	9/1/2024	$—	$(132,594)
Holbrook Structured Income Fund	1.00%	1.50%	2.00%	1.75%	9/1/2024	(65,630)	—

The Holbrook Income Fund is invested in the Holbrook Structured Income Fund. The Advisor is waiving its investment advisory fee on the daily net assets of Holbrook Income Fund that are invested in the Holbrook Structured Income Fund. These fee waivers are not recapturable by the Advisor. The Advisor waived $215,708 in expenses for the Holbrook Structured Income Fund which may be recaptured by April 30, 2026.

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.50% of its average daily net assets for Class A and the Investor Class. Currently, the Funds’ Trustees have set the 12b-1 fee level at 0.25% for the Funds’ Class A shares. These fees are paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts not otherwise required to be provided by the Advisor. For the period ended October 31, 2023, pursuant to the Plan, the fund paid the following 12b-1 fees:

Fund	Class A	Class Inv
Holbrook Income Fund	$35,192	$339,418
Holbrook Structured Income Fund	2,414	844

Holbrook Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2023

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class I, Investor Class and Class A shares. For the period ended October 31, 2023, the Distributor received the following underwriter commissions:

Fund	Class I	Class Inv	Class A
Holbrook Income Fund	$—	$—	$79,011
Holbrook Structured Income Fund	—	—	5,441

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Funds Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

6.	AFFILIATED INVESTMENTS

Investments which were affiliates of the Funds as of October 31, 2023 are noted in the Schedules of Investments. A summary of Holbrook Income Fund’s investment in the affiliated investment, Holbrook Structured Income Fund, which is managed by the Advisor, is detailed below:

Amount of
Gain (Loss)
							Change in	Dividends	Realized on
		Shares at			Shares at		Unrealized	Credited to	Sale of
Fund	Affiliated Holding	4/30/23	Purchases	Sales	10/31/23	Fair Value	Gain/(Loss)	Income	Shares
Holbrook Income Fund	Holbrook Structured Income Fund	3,068,060	677,812	—	3,745,872	$36,522,255	172,217	$1,694,928	—

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Income Fund	$1,442,024,696	$5,478,734	$(46,981,866)	$(41,503,132)
Structured Income Fund	$61,092,300	$287,574	$(959,938)	$(672,364)

Holbrook Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2023

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the years ended April 30, 2023 and April 30, 2022 for Holbrook Funds was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
4/30/2023	Income	Capital Gains	Capital	Total
Holbrook Income Fund	$53,802,047	$—	$—	$53,802,047
Holbrook Structured Income Fund	2,522,173	—	—	2,522,173

For fiscal year ended	Ordinary	Long-Term	Return of
4/30/2022	Income	Capital Gains	Capital	Total
Holbrook Income Fund	$23,891,898	$1,435,199	$817,187	$26,144,284
Holbrook Structured Income Fund	—	—	—	—

As of April 30, 2023, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Holbrook Income Fund	$534,595	$—	$(8,968,967)	$(8,594,429)	$(1,521,416)	$(55,079,340)	$(73,629,557)
Holbrook Structured Income Fund	93,129	—	—	(75,662)	—	(846,748)	$(829,281)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized losses, and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales, trust preferred securities, partnerships and adjustments for accrued dividends payable.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Holbrook Income Fund	$8,968,967
Holbrook Structured Income Fund	—

At April 30, 2023, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, and utilized capital loss carryforwards as follows:

	Short-Term	Long-Term	Total	CLCF Utilized
Holbrook Income Fund	$7,683,979	$910,450	$8,594,429	$—
Holbrook Structured Income Fund	75,662	—	75,662	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses resulted in reclassifications for the Funds for the fiscal year ended April 30, 2023, as follows:

Paid
	In	Accumulated
	Capital	Earnings (Losses)
Holbrook Income Fund	$—	$—
Holbrook Structured Income Fund	(25,999)	25,999

Holbrook Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2023

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2023, the shareholders that own 25% or more of the voting securities are as follows:

		Structured
Owner	Income Fund	Income Fund
Charles Schwab & Co., Inc.	48%
National Financial Services LLC	30%
Holbrook Income Fund		60%

10.	RECENT REGULATORY UPDATES

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Holbrook Funds
Expense Example (Unaudited)
October 31, 2023

As a shareholder of the Holbrook Funds (the “Funds”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions contingent deferred sales charges (CDSCs) and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Funds’ expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Holbrook Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2023, through October 31, 2023.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Annualized	Ending	Expenses
	Account	Expense Ratio	Account	Paid During
	Value 5/1/2023	For the period	Value 10/31/2023	the Period*
Actual
Holbrook Income Fund - Class I	$1,000.00	1.02%	$1,038.90	$5.24
Holbrook Income Fund - Investor Class	1,000.00	1.52%	1,036.30	7.79
Holbrook Income Fund - Class A	1,000.00	1.27%	1,037.60	6.51
Holbrook Structured Income Fund - Class I	1,000.00	1.50%	1,059.70	7.77
Holbrook Structured Income Fund - Investor Class	1,000.00	2.00%	1,056.60	10.34
Holbrook Structured Income Fund - Class A	1,000.00	1.75%	1,058.20	9.05

	Beginning	Annualized	Ending	Expenses
	Account	Expense Ratio	Account	Paid During
	Value 5/1/2023	For the period	Value 10/31/2023	the Period*
Hypothetical
Holbrook Income Fund - Class I	$1,000.00	1.02%	$1,019.99	$5.19
Holbrook Income Fund - Investor Class	1,000.00	1.52%	1,017.48	7.72
Holbrook Income Fund - Class A	1,000.00	1.27%	1,018.75	6.45
Holbrook Structured Income Fund - Class I	1,000.00	1.50%	1,017.60	7.61
Holbrook Structured Income Fund - Investor Class	1,000.00	2.00%	1,015.08	10.13
Holbrook Structured Income Fund - Class A	1,000.00	1.75%	1,016.34	8.87

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

Holbrook Funds
LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)
October 31, 2023

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, the respective Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the period ended October 31, 2023, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed each Fund’s investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.

Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-631-490-4300

What we do

How does Two Roads Shared Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Funds votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-877-345-8646 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-345-8646.

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about the Funds’ investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

Investment Advisor
Holbrook Holdings Inc
1032 Windy Elm Dr.
Smyrna, GA 30082

Administrator
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Holbrook-SAR23

ITEM 2. CODE OF ETHICS. Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable to open-end investment companies.

ITEM 6. INVESTMENTS. –

(a)        Investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)       The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to open-end investment companies.

ITEM 13. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 13(a)(2) of Form N-CSR) are filed herewith.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 13(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By James Colantino	/s/ James Colantino
Principal Executive Officer/President
Date: January 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By James Colantino	/s/ James Colantino
Principal Executive Officer/President
Date: January 5, 2024

By Laura Szalyga	/s/ Laura Szalyga
Principal Financial Officer/Treasurer
Date: January 5, 2024